Average Annual Total Returns - FS Multi-Strategy Alternatives Fund	Apr. 30, 2021
Class A
Average Annual Return:
1 Year	(9.48%)
Since Inception	(1.37%)
Class I
Average Annual Return:
1 Year	(3.65%)
Since Inception	0.48%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	(3.93%)
Since Inception	0.11%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(3.05%)
Since Inception	0.23%